EMPLOYEE OPTION PLANS (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Magic Software Enterprises Ltd [Member]	Dec. 31, 2011 Magic Software Enterprises Ltd [Member]	Dec. 31, 2010 Magic Software Enterprises Ltd [Member]	Dec. 31, 2012 Sapiens [Member]	Dec. 31, 2011 Sapiens [Member]	Dec. 31, 2010 Sapiens [Member]	Dec. 31, 2012 Matrix [Member]	Dec. 31, 2011 Matrix [Member]
Outstanding - Number of Options		543,840	1,355,879	1,664,188		5,187,146			2,191,665
Granted - Number of Options			0			432,805			0
Exercised - Number of Options			(136,708)	(580,414)		(1,244,679)			(91,665)
Forfeited - Number of Options			(61,786)			(154,463)			0
Outstanding - Number of Options		543,840	1,157,385	1,355,879	1,664,188	4,220,809	5,187,146		210,000	2,191,665
Exercisable - Number of Options			791,797			2,954,488			0
Outstanding - Weighted average exercise price			$ 2.31			$ 1.97			$ 4.57
Granted - Weighted average exercise price	$ 16.05		$ 0	$ 4		$ 3.84			$ 0
Exercised - Weighted average exercise price			$ 2.53			$ 1.68			$ 0.33
Forfeited - Weighted average exercise price			$ 2.13			$ 2.5			$ 0
Outstanding - Weighted average exercise price			$ 2.74	$ 2.31		$ 2.21	$ 1.97		$ 3.85	$ 4.57
Exercisable - Weighted average exercise price			$ 2.54			$ 1.88			$ 0
Outstanding - Weighted average remaining contractual term (in years)			5 years 10 months 13 days	6 years 5 months 16 days		3 years 10 months 28 days	4 years 6 months 22 days		2 years 9 months 18 days	3 years 8 months 23 days
Exercisable - Weighted average remaining contractual term (in years)			4 years 10 months 10 days			3 years 4 months 6 days
Vested and expected to vest - Weighted average remaining contractual term (in years)				6 years 3 months 25 days
Outstanding - Aggregate intrinsic value			$ 3,416	$ 6,928		$ 9,405
Exercisable - Aggregate intrinsic value			1,738	2,197	1,895	2,668	253	16
Outstanding - Aggregate intrinsic value			6,928	3,416	6,928	7,562	9,405		1,162
Vested and expected to vest - Aggregate intrinsic value						$ 7,562			$ 976